CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income from Continuing Operations for the Year before Income Tax	$ 3,374,450	$ 14,918,539
Adjustment to Obtain the Operating Activities Flows:
Interest Income	(78,273,788)	(54,693,722)
Interest Expenses	44,910,325	24,819,687
Net Loss from Instruments measured at Fair Value through profit or loss	(17,352,718)	(8,461,338)
Loan and other Receivables Loss Provisions	16,299,727	7,293,856
Depreciation and Impairment of Assets	1,651,975	1,439,440
Other Allowances	2,023,052	360,525
Quotation Difference	9,709,820	1,536,329
Share of profit from Associates and Joint Ventures		(321,182)
Loss from Derecognition of Assets Measured at Amortized Cost	(221,639)
Loss on Net Monetary Position	45,377,724	18,582,733
Other Operations	389,777	588,501
Net Increases/(Decreases) from Operating Assets:
Debt securities measured at fair value through profit or loss	40,437,672	8,775,726
Derivative Financial Instruments	1,045,359	(563,420)
Repo Transactions	762,799	1,250,915
Other Financial Assets	28,040	(3,959,689)
Net Loans and Other Financing
- Non-financial Public Sector	(11,316)	2,503
- Other Financial Institutions	1,369,146	(881,125)
- Non-financial Private Sector and Residents Abroad	140,346,130	11,462,657
Other Debt Securities	(5,262,779)	(1,080,178)
Financial Assets Pledged as Collateral	(985,842)	748,802
Investments in Equity Instruments	154,138	258,282
Other Non-financialAssets	(511,478)	(5,910,500)
Cash flows from Discontinued Operations		1,580,060
Deposits
- Non-financial Public Sector	6,827,031	(666,289)
- Financial Sector	(2,973,910)	(1,122,948)
- Non-financial Private Sector and Residents Abroad	(109,471,091)	(5,263,874)
Liabilities at fair value through profit or loss	1,137,374
Derivative Financial Instruments	885,047	(40,008)
Repo Transactions	(2,224,327)	(1,718,536)
Other Financial Liabilities	23,336	(7,150,088)
Provisions	(79,809)	(121,343)
Other Non-financialLiabilities	(6,260,869)	(1,553,016)
Income Tax Collections/Payments	(6,857,503)	(4,298,523)
NET CASH GENERATED BY / (USED IN) OPERATING ACTIVITIES (A)	86,265,853	(4,187,224)
Payments:
Purchase of PP&E, Intangible Assets and Other Assets	(3,687,956)	(3,260,097)
Purchase of Non-controllingInterests	(770,472)	(97,559)
Other Payments Related to Investing Activities	(4,598)	(249,723)
Collections:
Sale of PP&E, Intangible Assets and Other Assets	49,204	738,231
Other Collections Related to Investing Activities	513,337
Dividends Earned	362,501	207,120
Discontinued Operations/Sale of Equity Investments in Associates and Joint Ventures	1,331,209	1,019,208
NET CASH USED IN INVESTMENT ACTIVITIES (B)	(2,206,775)	(1,642,820)
Payments:
Unsubordinated Debt Securities	(6,127,336)	(16,976,255)
Argentine Central Bank	(2,987)	(15,312)
Subordinated Debt Securities	(593,437)	(563,241)
Loans from Local Financial Institutions	(3,905,074)	(3,237,409)
Banks and International Entities	(10,354,132)	(284,627)
Dividends	(1,616,849)	(405,825)
Cash Flows from Discontinued Operations		(987,404)
Other Payments Related to Financing Activities	(45,510)
Collections:
Unsubordinated Debt Securities	17,507,193	15,918,287
Argentine Central Bank	13,521	19,587
Loans from Local Financial Institutions	6,433,252	982,914
Banks and International Entities	9,088,627	3,858,010
Equity Instruments Issued		17,212,307
NET CASH GENERATED BY FINANCING ACTIVITIES (C)	10,397,268	15,521,032
EXCHANGE INCOME/(LOSSES) ON CASH AND CASH EQUIVALENTS (D)	44,831,615	(2,787,992)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS (A+B+C+D)	139,287,961	6,902,996
MONETARY LOSS RELATED TO CASH AND CASH EQUIVALENTS	(45,377,724)	(18,582,733)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	131,958,216	143,637,953
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 225,868,453	$ 131,958,216